Fair Value Measurements (Fair Value Techniques) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt	$ 2,364	$ 1,469
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	344	334
Customer Financing Notes Receivable	283	272
Short-term Debt	2,364	1,469
Long-term debt (excluding capitalized leases)	41,199	43,996
Long-term liabilities	336	508
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	347	314
Customer Financing Notes Receivable	283	265
Short-term Debt	2,364	1,469
Long-term debt (excluding capitalized leases)	46,202	44,003
Long-term liabilities	322	467
Level 1 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	0	0
Customer Financing Notes Receivable	0	0
Short-term Debt	0	0
Long-term debt (excluding capitalized leases)	0	0
Long-term liabilities	0	0
Level 2 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	347	314
Customer Financing Notes Receivable	283	265
Short-term Debt	0	1,258
Long-term debt (excluding capitalized leases)	45,802	43,620
Long-term liabilities	322	467
Level 3 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	0	0
Customer Financing Notes Receivable	0	0
Short-term Debt	2,364	211
Long-term debt (excluding capitalized leases)	400	383
Long-term liabilities	$ 0	$ 0